Retirement benefits - Breakdown of the UKRF benefit obligation (Details) £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (3,043)		£ (3,023)
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	19,311	$ 19,600	19,600	£ 21,513
Assets at end of the year
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,354)		(22,623)	£ (24,914)
UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	18,404		18,729
UK | Retirement benefit obligations | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	17,674
UK | Retirement benefit obligations | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	730
UK | Retirement benefit obligations | Active members
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,700		1,699
UK | Retirement benefit obligations | Active members | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	981
UK | Retirement benefit obligations | Active members | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	719
UK | Retirement benefit obligations | Deferred members (Afterwork)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,839		1,716
UK | Retirement benefit obligations | Deferred members (Afterwork) | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,828
UK | Retirement benefit obligations | Deferred members (Afterwork) | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11
UK | Retirement benefit obligations | Deferred members (non-Afterwork)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,786		4,269
UK | Retirement benefit obligations | Deferred members (non-Afterwork) | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,786
UK | Retirement benefit obligations | Deferred members (non-Afterwork) | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
UK | Retirement benefit obligations | Pensioners and Dependents
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11,079		11,045
UK | Retirement benefit obligations | Pensioners and Dependents | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11,079
UK | Retirement benefit obligations | Pensioners and Dependents | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
UK | Assets at end of the year
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(21,654)		£ (21,928)
UK | Assets at end of the year | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(20,855)
UK | Assets at end of the year | Barclays UK Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (799)